(Loss)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2024
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
(Loss)/profit for the period (£’000)	(27,745)	20,374	(26,416)	(5,383)
Basic (loss)/earnings per share (pence)	(16.35)	12.49	(15.58)	(3.30)
Diluted (loss)/earnings per share (pence) (1)	(16.35)	12.44	(15.58)	(3.30)

Schedule of weighted average number of shares

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	169,746	163,159	169,532	163,159
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	—	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (1)	169,746	163,159	169,532	163,159
(1)For the three and six months ended 31 December 2024 and six months ended 31 December 2023 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.